SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 23, 2012

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $71,689

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      269     2998 SH       SOLE                     2998
ABBOTT LABORATORIES            COM              002824100     1349    20920 SH       SOLE                    20920
ALCOA INC.                     COM              013817101      105    12000 SH       SOLE                    12000
ALTRIA GROUP, INC.             COM              02209s103      467    13520 SH       SOLE                    13520
AMDOCS LTD                     COM              G02602103      407    13700 SH       SOLE                    13700
AMGEN, INC.                    COM              031162100      576     7900 SH       SOLE                     7900
APPLIED DNA SCIENCES INC       COM              03815u102       73  1454460 SH       SOLE                  1454460
AT&T INC                       COM              00206R102     8299   232725 SH       SOLE                   232725
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1566    18788 SH       SOLE                    18788
BRISTOL-MYERS SQUIBB CO.       COM              110122108      892    24815 SH       SOLE                    24815
CARLISLE COMPANIES             COM              142339100     5879   110876 SH       SOLE                   110876
CHEVRON CORP                   COM              166764100      363     3443 SH       SOLE                     3443
CISCO SYSTEMS                  COM              17275R102      521    30340 SH       SOLE                    30340
COCA COLA COMPANY              COM              191216100     1034    13227 SH       SOLE                    13227
CONOCOPHILLIPS                 COM              20825c104      805    14411 SH       SOLE                    14411
CVS CAREMARK CORP.             COM              126650100      454     9723 SH       SOLE                     9723
DELIA*S INC                    COM              246911101       55    35307 SH       SOLE                    35307
DOMINION RESOURCES INC         COM              25746U109      400     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c204     1000    43375 SH       SOLE                    43375
EMC CORP MASS                  COM              268648102     1222    47665 SH       SOLE                    47665
EXXON MOBIL CORP               COM              30231g102     2370    27697 SH       SOLE                    27697
GENERAL ELECTRIC               COM              369604103     3659   175582 SH       SOLE                   175582
GENERAL MILLS INC              COM              370334104      606    15725 SH       SOLE                    15725
GOOGLE INC-CL A                COM              38259p508      249      430 SH       SOLE                      430
GRAFTECH INTERNATIONAL LTD     COM              384313102      135    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      597    10986 SH       SOLE                    10986
INDEPENDENT BANK CORP MA       COM              453836108     1551    53107 SH       SOLE                    53107
INTEL CORP                     COM              458140100      920    34524 SH       SOLE                    34524
INTERNATIONAL BUSINESS MACHINE COM              459200101     1004     5131 SH       SOLE                     5131
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      324     3837 SH       SOLE                     3837
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      352     2990 SH       SOLE                     2990
ISHARES TR S & P 100 INDEX FD  COM              464287101      271     4342 SH       SOLE                     4342
JOHNSON & JOHNSON              COM              478160104     4603    68134 SH       SOLE                    68134
KINDER MORGAN ENERGY PARTNERS  COM              494550106      822    10465 SH       SOLE                    10465
LAKELAND BANCORP INC           COM              511637100      276    26250 SH       SOLE                    26250
LINN ENERGY LLC                COM              536020100      314     8250 SH       SOLE                     8250
MCDONALDS CORP.                COM              580135101      525     5925 SH       SOLE                     5925
MCGRAW-HILL COS                COM              580645109      225     5000 SH       SOLE                     5000
MERCK & COMPANY                COM              58933Y105     3512    84127 SH       SOLE                    84127
MICROSOFT                      COM              594918104     2197    71822 SH       SOLE                    71822
NUCOR CORP                     COM              670346105      284     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     2079    29427 SH       SOLE                    29427
PFIZER                         COM              717081103     4788   208168 SH       SOLE                   208168
PHILIP MORRIS INTERNATIONAL    COM              718172109      848     9721 SH       SOLE                     9721
PNC BANK                       COM              693475105      244     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     1517    24762 SH       SOLE                    24762
RADNET INC                     COM              750491102      133    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      202     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      249     3832 SH       SOLE                     3832
SOUTHERN CO COM                COM              842587107      911    19671 SH       SOLE                    19671
SPDR GOLD TRUST                COM              78463V107      572     3685 SH       SOLE                     3685
SPDR S&P 500 ETF TRUST         COM              78462f103      595     4369 SH       SOLE                     4369
US BANCORP                     COM              902973304      211     6550 SH       SOLE                     6550
VALLEY NATIONAL BANCORP        COM              919794107      156    14700 SH       SOLE                    14700
VERIZON COMMUNICATIONS         COM              92343v104     7816   175888 SH       SOLE                   175888
VODAFONE GROUP PLC ADR         COM              92857w209      389    13800 SH       SOLE                    13800
VANGUARD INDEX EXTENDED MARKET                  922908207      446 10437.2240SH      SOLE               10437.2240